13F-HR
				9/30/04

					0000791214


					NONE
		1

    					A. Costas
     				203-761-9600

					allison@grandprixfund.com

      				13F-HR
      			Form 13F Holdings Report

			      UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 		 September 30, 2004

Check here if Amendment  [    ];  Amendment Number:
This Amendment (Check only one):  [        ] is a restaurant
				  	[        ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Target Investors, Inc.
Address:		15 River Road; Suite 220
			Wilton, CT  06897

13F File Number:  	 28-1727

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report is the Reporting Manager:

Name:		Robert Zuccaro
Title:		President
Phone:		203-761-9600


   Robert Zuccaro        Wilton, Connecticut             September 30, 2004

Report Type  (check only one):

[  x  ]   13F Holdings Report

[      ]	13F Notice

[      ]	13F Combination Report

List of Other Managers Reporting for this Manager:

None

I am signing this report as required by the Securities Exchange Act of 1934.


					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$32,693

List of Other Included Managers:		None


Name of Issuer      Class  Cussip   Value (x100 Shares
Amgen               common 031162100388            6824
Armor Holdings      common 0422601091082          26000
Autodesk            common 052769106973           20000
Black & Decker      common 091797100929           12000
Building Material   common 120113105275           10000
Burlington Resourcescommon 1220141031020          25000
C I S C O           common 17275R102317           17531
Carpenter Technologycommon 144285103239            5000
Centene             common 15135b101426           10000
Ceradyne            common 1567101051054          24000
Citigroup           common 172967101319            7228
Coach               common 189754104317            7462
Coldwater Creek     common 193068103522           25000
CUNO                common 126583103231            4000
Deckers Outdoor     common 243537107340           10000
Dell Computer       common 24702r101441           12390
Ditech Communicationcommon 25500m103560           25000
EBAY                common 278642103358            3895
Exxon Mobil         common 30231G102413            8538
General Electric    common 369604103383           11420
Gilead Sciences     common 375558103385           10292
Houston Exploration common 442120101950           16000
Inamed              common 453235103323            6784
Innovative Solutionscommon 45769n105196            8000
Jupitermedia        common 48207d101445           25000
Magellan Health     common 559079207219            6000
Medicis Pharmaceuticcommon 584690309429           10978
Microsoft           common 594918104353           12774
Mine Safety Applianccommon 6027201041059          26000
N C I Building Systecommon 628852105255            8000
Navarre             common 639208107290           20000
NVR                 common 62944T105499             906
Ocular Sciences     common 675744106480           10000
Palomar Medical     common 697529303351           16000
Penn National Gamingcommon 707569109808           20000
Petroleum Developmencommon 716578109438           10000
Pfizer              common 717081103305            9968
Plains Exploration  common 7265051001074          45000
Qualcomm            common 747525103263            6745
Quiksilver          common 74838C106381           15000
Research In Motion  common 7609751021145          15000
Scansource          common 806037107255            4000
Sierra Health       common 8263221091054          22000
Southwestern Energy common 8454671091344          32000
Steel Dynamics      common 8581191001081          28000
Steel Technologies  common 858147101307           12000
Syneron Medical     common m87245102284           16000
Tenaris             common 88031m1091003          22000
Timken              common 887389104413           16766
Tyson Foods         common 902494103261           16310
Ultra Petroleum     common 903914109883           18000
Urban Outfitters    common 9170471021516          44056
UTI Worldwide       common g872101031059          18000
Washington Post     common 939640108332             361
Witness Systems     common 977424100321           20000
XTO Energy          common 98385X1061346          41456